Schedule II Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
MIDAMERICAN ENERGY COMPANY
VALUATION AND QUALIFYING ACCOUNTS
FOR THE THREE YEARS ENDED DECEMBER 31, 2015
(Amounts in millions)

	Column B	Column C		Column E
	Balance at	Additions		Balance
Column A	Beginning	Charged	Column D	at End
Description	of Year	to Income	Deductions	of Year

Reserves Deducted From Assets To Which They Apply:
Reserve for uncollectible accounts receivable:

Year ended 2015	$7	$7	$(8)	$6

Year ended 2014	$10	$7	$(10)	$7

Year ended 2013	$10	$7	$(7)	$10

Reserves Not Deducted From Assets(1):

Year ended 2015	$11	$7	$(5)	$13

Year ended 2014	$9	$12	$(10)	$11

Year ended 2013	$9	$6	$(6)	$9

(1)	Reserves not deducted from assets include estimated liabilities for losses retained by MidAmerican Energy for workers compensation, public liability and property damage claims.